Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Gross profit	$ 27,247	$ 31,967	$ 33,108	[1]
Current assets	26,519	28,814
Current liabilities	32,352	34,841
Associates [member]
Disclosure of associates [line items]
Gross profit	(118)	(78)	(39)
Current assets	55	38	84
Current liabilities	$ 115	$ 119	$ 130

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.